Share-Based Compensation (Changyou 2014 Share Incentive Plan, Restricted Share Units Activity, Narrative) (Details) - Changyou.com Limited [Member] - Changyou 2014 Share Incentive Plan [Member] - USD ($)
12 Months Ended
	Nov. 02, 2014	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ (17,000)
Unrecognized compensation expenses		$ 0
Class A restricted share units [Member] | An employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted	16,000
Vesting period commencing on grant date	4 years